Janus Henderson U.S. Dividend Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class I N Shares [Member] | Janus Henderson U.S. Dividend Income Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.79%	14.09%	6.95%